Statements of Consolidated and Combined Balance Sheets - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents		$ 930.9	$ 0.5	$ 0.4
Accounts receivable (less reserve of $0.6 and $0.6, respectively)		152.4	149.4
Accounts receivable-affiliated		0.0	180.0
Materials and supplies, at average cost		32.8	24.9
Exchange gas receivable		19.0	34.8
Deferred property taxes		52.0	48.9
Deferred income taxes		0.0	60.0
Prepayments and other		48.5	20.8
Total Current Assets		1,235.6	519.3
Investments
Unconsolidated affiliates		438.1	444.3
Other investments		13.8	2.7
Total Investments		451.9	447.0
Property, Plant and Equipment
Property, plant and equipment		9,052.3	7,935.4
Accumulated depreciation and amortization		(2,988.6)	(2,976.8)
Net Property, Plant and Equipment		6,063.7	4,958.6
Other Noncurrent Assets
Regulatory assets		177.7	151.9
Goodwill		1,975.5	1,975.5
Postretirement and postemployment benefits assets		115.7	90.0
Deferred charges and other		36.1	15.2
Total Other Noncurrent Assets		2,305.0	2,232.6
Total Assets		10,056.2	8,157.5
Current Liabilities
Current portion of long-term debt-affiliated		0.0	115.9
Short-term borrowings		15.0	0.0
Short-term borrowings-affiliated		0.0	252.5
Accounts payable		56.8	56.0
Accounts payable-affiliated		0.0	53.6
Customer deposits		17.9	13.4
Taxes accrued		106.0	103.2
Interest accrued		9.5	0.0
Exchange gas payable		18.6	34.7
Deferred revenue		15.0	22.5
Accrued capital expenditures		100.1	61.1
Accrued compensation and related costs		51.9	31.2
Other accruals		70.0	40.1
Total Current Liabilities		460.8	784.2
Noncurrent Liabilities
Long-term debt		2,746.2	0.0
Long-term debt-affiliated		0.0	1,472.8
Deferred income taxes		1,348.1	1,255.7
Accrued liability for postretirement and postemployment benefits		49.4	53.0
Regulatory liabilities		321.6	295.7
Asset retirement obligations		25.7	23.2	$ 26.3
Other noncurrent liabilities		91.4	96.6
Total Noncurrent Liabilities		4,582.4	3,197.0
Total Liabilities		5,043.2	3,981.2
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized; 399,841,350 and no shares outstanding, respectively		4.0	0.0
Additional paid-in capital		4,032.7	0.0
Retained earnings		46.9	0.0
Net parent investment		0.0	4,210.8
Accumulated other comprehensive loss	[1]	(27.0)	(34.5)
Total CPG Equity		4,056.6	4,176.3
Noncontrolling Interest		956.4	0.0
Total Equity		5,013.0	4,176.3
Total Liabilities and Equity		$ 10,056.2	$ 8,157.5

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.